Other Investments - Summary of Other Investments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other investments [line items]
Available-for-sale investment	$ 1,177	$ 4,122
Other investments	1,347	5,127
The Hydropothecary Corporation [member]
Other investments [line items]
Available-for-sale investment		412
Canopy Growth Corporation [member]
Other investments [line items]
Available-for-sale investment	877	337
AbCann Global Corp. [member]
Other investments [line items]
Available-for-sale investment		3,073
Fair value through profit or loss investment	170	1,005
Evergreen Medicinal Supply Inc. [member]
Other investments [line items]
Available-for-sale investment	$ 300	$ 300